Offerings - Offering: 1	Dec. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 21,009,159,147.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,901,364.88
Offering Note	(i) Title of each class of securities to which the transaction applies: Common Stock, $0.01 par value per share, of Exact Sciences Corporation ("Common Stock"). (ii) The aggregate number of shares of Common Stock to which the transaction applies is estimated to be 200,516,366, consisting of: (a) 189,916,880 shares of Common Stock issued and outstanding as of December 15, 2025 (including 73,721 shares of Common Stock subject to restricted stock awards) (the "Outstanding Share Number"); (b) 783,776 shares of Common Stock subject to issuance upon exercise of stock options outstanding as of December 15, 2025, all of which have a per-share exercise price less than $105.00 (the "Option Share Number," and such stock options, the "Exact Stock Options"); (c) 7,270,400 shares of Common Stock subject to issuance upon settlement of outstanding restricted stock unit awards (the "RSU Share Number"); (d) 2,134,548 shares of Common Stock subject to issuance upon settlement of outstanding performance stock unit awards (assuming achievement of the applicable performance-based vesting conditions at (1) for awards granted in 2023, 225% of the target level of performance, (2) for awards granted in 2024, 104% of the target level of performance, and (3) for awards granted in 2025, 218% of the target level of performance) (the "PSU Share Number"); (e) 10,762 shares of Common Stock subject to issuance upon settlement of outstanding deferred stock unit awards (the "DSU Share Number"); and (f) 400,000 shares of Common Stock reserved for issuance under the 2010 Employee Stock Purchase Plan that are estimated to be issued at or prior to closing of the transaction (the "ESPP Share Number"). (iii) The transaction valuation is calculated as the sum of: (a) the Outstanding Share Number multiplied by the merger consideration of $105.00 per share of Common Stock (the "Merger Consideration"); (b) the Option Share Number multiplied by $47.51 (which is equal to the excess of the Merger Consideration over the per-share weighted-average exercise price of the Exact Stock Options); (c) the Merger Consideration multiplied by the RSU Share Number; (d) the Merger Consideration multiplied by the PSU Share Number; (e) the Merger Consideration multiplied by the DSU Share Number; and (f) the Merger Consideration multiplied by the ESPP Share Number. The transaction consideration consists entirely of cash. Accordingly, pursuant to Section 14(g) of the Securities Exchange Act of 1934 and Rule 0-11(c)(1) thereunder, the amount of the filing fee is determined as the product of the total transaction valuation and the fee rate.